DEBT AND FINANCE LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

	As of December 31,
	2021	2020
Current:
Term note	$—	$4,100
Finance lease liabilities	140	1,070

Debt and finance lease liabilities, current	$140	$5,170

Non-current:
Promissory note	$24,639	$—
Finance lease liabilities	408	13,956

Long-term debt and finance lease liabilities, net of current portion	$25,047	$13,956

Schedule of Maturities of Long-term Debt
The following table summarizes the Promissory Note maturities for each of the next five years and thereafter at December 31, 2021:

Years Ended December 31,	Total
2022	$—
2023	594
2024	619
2025	644
2026	23,143
Thereafter	—

Total	$25,000